OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME
Schedule of other income

	2023	2024	2025
	USD’000	USD’000	USD’000
Interest income on:
– bank deposits	1,370	4,438	7,014
– rental deposits	476	636	651
	1,846	5,074	7,665
Government grants (Note)	3,164	1,322	1,210
Others	1,685	1,127	620
	6,695	7,523	9,495
Note:

The amounts mainly represent the subsidies received from the local governments for the Group’s business development. The Group recognized government grants of USD1,995,000 for the year ended December 31, 2023 in respect of Covid-19-related subsidies, of which USD1,993,000 was related to employment support scheme provided by the local government. No Covid-19-related subsidies were recognized in 2024 and 2025. There were no unfulfilled conditions for all the government grants in the years in which they were recognized as other income.